ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2022	2021
Current:
Accounts payable		$1,872	$1,877
Accrued liabilities		1,395	1,103
Deferred revenue	(i)	460	338
Lease liabilities		384	416
Provisions(1)		127	161
Loans and notes payable		147	—
Other liabilities		93	124
Total current		$4,478	$4,019

Non-current:
Lease liabilities		$3,037	$3,423
Deferred revenue	(i)	254	366
Accrued liabilities		178	200
Provisions(1)		426	492
Pension liabilities(2)		8	172
Loans and notes payable		27	28
Other liabilities		234	346
Total non-current		$4,164	$5,027

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Western Canadian natural gas gathering and processing operation and our Indian telecom tower operation.
(2)See Note 33, Retirement Benefit Plans, for further details.